Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories - Inventories [Text Block]	Philips Group Inventories in millions of EUR
	2019	2020
Raw materials and supplies	901	992
Work in process	403	537
Finished goods	1,469	1,464
Inventories	2,773	2,993